Schedule of Investments (unaudited) September 30, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%

State — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, 4.00%, 11/01/38	$395	$371,318

Arizona — 0.0%

County/City/Special District/School District — 0.0%
City of Phoenix Arizona, Refunding GO, 5.00%, 07/01/24.	5	5,045

California — 20.8%

County/City/Special District/School District — 4.1%
Contra Costa Community College District, GO, Series A, 4.00%, 08/01/39	1,000	951,661
El Camino Community College District Foundation, GO, CAB, Series C, 0.00%, 08/01/38(a)	680	335,222
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44	1,350	1,388,787
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	894,643
Los Angeles Unified School District, GO, Series B-1, 5.00%, 07/01/33	1,500	1,592,788
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/46(a)	995	296,568
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	271,209
San Diego Community College District, Refunding GO, 4.00%, 08/01/26(b)	500	507,844
San Diego Unified School District, GO
Series I, 5.00%, 07/01/41	1,000	1,028,427
Series I, 5.00%, 07/01/47	2,075	2,119,852
Series L, 4.00%, 07/01/49	1,000	917,320
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/51(a)	350	84,039

		10,388,360

Education — 3.1%
California Educational Facilities Authority, RB
Series U-6, 5.00%, 05/01/45	1,260	1,361,575
Series U-7, 5.00%, 06/01/46	495	533,680
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	495,628
Series A, 4.00%, 11/01/38	500	474,877
Series A, 5.00%, 11/01/43	540	545,129
Series A, 5.00%, 11/01/48	1,030	1,059,504
Lodi Unified School District, GO, Series 2022, 3.00%, 08/01/43	975	717,421
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	605	615,738
Series AY, 5.00%, 05/15/32	500	525,205
Series BN, 5.00%, 05/15/41	1,000	1,068,223
Series BN, 5.00%, 05/15/42	415	439,896

		7,836,876

Health — 0.4%
California Health Facilities Financing Authority, Refunding RB, Class A, 5.00%, 08/15/51	1,000	1,021,219

State — 4.5%
California State Public Works Board, Refunding RB Series B, 5.00%, 10/01/26	250	259,393

Security	Par (000)	Value

State (continued)
California State Public Works Board, Refunding RB (continued)
Series C, 5.00%, 08/01/30	$1,000	$1,087,408
State of California, GO, 5.00%, 03/01/45	1,000	1,007,587
State of California, Refunding GO
5.00%, 12/01/23(b)	45	45,078
5.00%, 10/01/24	45	45,630
5.00%, 08/01/26	540	553,213
5.00%, 08/01/27	1,000	1,039,710
5.00%, 08/01/31	1,000	1,036,758
5.00%, 09/01/31	565	586,357
4.00%, 09/01/32	250	251,424
5.00%, 04/01/35	1,000	1,093,069
4.00%, 09/01/35	1,000	997,946
3.00%, 10/01/37	825	694,367
5.00%, 12/01/43	455	455,735
3.00%, 04/01/52	1,000	722,746
5.00%, 09/01/52	1,360	1,412,765

		11,289,186

Tobacco — 1.0%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, (SAP), 5.00%, 06/01/25(b)	2,400	2,452,512

Transportation — 3.2%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56 .	1,000	888,756
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	483,430
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	509,854
City of Los Angeles Department of Airports, ARB, Sub- Series B, 5.00%, 05/15/42	1,500	1,540,137
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(b)	55	50,644
AMT, Subordinate, 3.00%, 05/15/40	1,210	897,232
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	892,618
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(a)
Series A, (AGM), 0.00%, 01/15/36	500	283,105
Series A, (AGM), 0.00%, 01/15/37	1,000	527,819
Riverside County Transportation Commission, Refunding RB, Series B1, Senior Lien, 4.00%, 06/01/37	1,154	1,087,517
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 4.00%, 05/01/49	1,000	836,459

		7,997,571

Utilities — 4.5%
California Infrastructure & Economic Development Bank, RB, 4.00%, 10/01/45	1,510	1,436,346
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/33	1,435	1,519,131
Series B-2, 5.00%, 06/01/34	1,000	1,153,188
Los Angeles Department of Water & Power, RB, Series D, 5.00%, 07/01/44	1,500	1,499,936
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.00%, 07/01/37	1,000	1,045,971
San Diego County Water Authority, RB, Series A, 5.00%, 05/01/47	1,550	1,629,118

1

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	$500	$518,040
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,400,396
State of California Department of Water Resources, Refunding RB, Series AW, 5.00%, 12/01/26(b)	1,000	1,046,515

		11,248,641

Total Municipal Bonds in California		52,234,365

Colorado — 3.4%

County/City/Special District/School District — 0.5%
City & County of Denver Colorado Pledged Excise Tax Revenue, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,309,394

Health — 0.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	972,398

State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	450,756

Transportation — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,016,157
Series D, AMT, 5.50%, 11/15/29	3,000	3,210,927
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	401,083

		4,628,167

Utilities — 0.5%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	1,230	1,230,005

Total Municipal Bonds in Colorado		8,590,720

Connecticut — 2.2%

Health — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,000	997,010

State — 1.3%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	1,000	987,591
Series A, 4.00%, 05/01/39	500	473,538
State of Connecticut, GO
Series A, 5.00%, 10/15/23(b)	400	400,120
Series B, 5.00%, 06/15/28	400	406,956
Series B, 4.00%, 06/15/33	850	838,053
State of Connecticut, Refunding GO, Series B, 5.00%, 05/15/25	250	254,293

		3,360,551

Transportation — 0.5%
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 10/01/29	725	725,433
Series A, 4.00%, 09/01/36	430	413,314

		1,138,747

Total Municipal Bonds in Connecticut		5,496,308

Security	Par (000)	Value

District of Columbia — 2.0%

State — 0.4%
District of Columbia, GO, Series D, 4.00%, 06/01/34	$1,000	$997,254

Transportation — 1.0%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,256,385
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,330,925

		2,587,310

Utilities — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Sub-Series A, 5.00%, 10/01/45	1,510	1,513,032

Total Municipal Bonds in District of Columbia		5,097,596

Florida — 3.0%

County/City/Special District/School District — 0.7%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,288,200
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	511,244

		1,799,444

Health — 0.4%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	920,162

State — 0.4%
State of Florida, Refunding GO, Series A, 5.00%, 07/01/25	1,000	1,022,025

Transportation — 1.5%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	1,000	1,020,896

Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/54	850	839,896
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,006,459
State of Florida Department of Transportation Turnpike System Revenue, RB, Series A, 4.00%, 07/01/48	1,000	859,856

		3,727,107

Total Municipal Bonds in Florida		7,468,738

Georgia — 2.7%

County/City/Special District/School District — 1.0%
Gwinnett County School District, GO, 5.00%, 02/01/40	1,400	1,460,196
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,028,153

		2,488,349

State — 1.0%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	669,563
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	1,800,543

		2,470,106

Transportation — 0.7%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,075,693
Georgia Ports Authority, ARB, 5.25%, 07/01/52	750	783,790

		1,859,483

Total Municipal Bonds in Georgia		6,817,938

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 5.1%

County/City/Special District/School District — 0.0%
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/39	$150	$154,038

Health — 0.4%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	968,281

State — 2.3%
Metropolitan Pier & Exposition Authority, Refunding RB(a)
Class B, (AGM), 0.00%, 06/15/46	1,105	337,125
Series B, (AGM), 0.00%, 06/15/44	1,000	341,127
State of Illinois, GO 5.00%, 05/01/39	1,500	1,440,937
Series C, 5.00%, 11/01/29	1,000	1,029,376
Series D, 5.00%, 11/01/24	1,000	1,008,208
Series D, 5.00%, 11/01/26	500	512,829
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/25	500	508,031
Series A, 5.00%, 10/01/28	500	520,532

		5,698,165

Transportation — 1.9%
Chicago O’Hare International Airport, ARB, Series E, Senior Lien, 5.00%, 01/01/24	410	410,709
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	899,025
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,000,251
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	197,155
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/46	1,000	885,701
Series B, 5.00%, 01/01/41	1,000	1,007,691
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	100	101,185
Series A, 5.00%, 01/01/30	250	264,254

		4,765,971

Utilities — 0.5%
Illinois Finance Authority, RB, 5.00%, 07/01/36	1,085	1,160,715

Total Municipal Bonds in Illinois		12,747,170

Indiana — 0.0%

Transportation — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	101,317

Kansas — 0.8%

Health — 0.2%
University of Kansas Hospital Authority, Refunding RB
Series A, 5.00%, 03/01/27(b)	155	161,184
Series A, 5.00%, 03/01/47	425	425,926

		587,110

Transportation — 0.6%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	1,000	1,024,762
5.00%, 09/01/34	500	511,637

		1,536,399

Total Municipal Bonds in Kansas		2,123,509

Security	Par (000)	Value

Maryland — 2.3%

State — 1.9%
State of Maryland, GO
Series A, 5.00%, 03/15/28	$450	$478,831
Series A, 5.00%, 03/15/30	1,000	1,089,816
Series A, 5.00%, 03/15/31	400	417,507
Series A, 5.00%, 06/01/33	1,500	1,665,290
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/25	1,000	1,021,916

		4,673,360

Transportation — 0.4%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	403,922
4.00%, 11/01/29	695	691,491

		1,095,413

Total Municipal Bonds in Maryland		5,768,773

Massachusetts — 3.2%

Education — 0.7%
Massachusetts Development Finance Agency, RB, Series P, 5.00%, 07/01/50	500	528,827
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/15/40	1,000	1,076,494
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(b)	75	75,883

		1,681,204

Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,041,996

State — 2.1%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/26	725	747,926
Series B, 3.00%, 02/01/48	1,000	700,187
Series D, 5.00%, 11/01/31	1,000	1,102,555
Series E, 4.00%, 04/01/46	530	476,437
Series F, 5.00%, 11/01/42	1,000	1,022,757
Series G, 4.00%, 09/01/32	1,325	1,328,556

		5,378,418

Total Municipal Bonds in Massachusetts		8,101,618

Michigan — 1.3%

Education — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/26(b)	585	603,692

Health — 0.4%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	999,576

State — 0.7%
Michigan State Building Authority, Refunding RB, Series I, 3.00%, 10/15/51	1,000	664,802
State of Michigan Trunk Line Revenue, RB, Series B, 5.00%, 11/15/45	1,000	1,027,006

		1,691,808

Total Municipal Bonds in Michigan		3,295,076

3

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 0.4%

Health — 0.4%
City of Rochester Minnesota, Refunding RB, 5.00%, 11/15/57	$1,000	$1,017,791

Missouri — 0.4%

Utilities — 0.4%
Metropolitan St Louis Sewer District, Refunding RB, Series B, 5.00%, 05/01/25(b)	330	335,320
Metropolitan St. Louis Sewer District, Refunding RB, Series B, 5.00%, 05/01/45	705	714,210

Total Municipal Bonds in Missouri		1,049,530

New Jersey — 5.5%

Education — 0.4%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	995,819

Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	862,580

State — 1.0%
State of New Jersey, GO
Series A, 5.00%, 06/01/29	1,000	1,066,816
Series A, 4.00%, 06/01/31	1,500	1,520,866

		2,587,682

Transportation — 3.7%
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/25(a)	100	90,928
Series A, 0.00%, 12/15/32(a)	250	164,653
Series AA, 5.00%, 06/15/25	150	150,898
Series AA, 4.75%, 06/15/38	280	281,020
Series AA, 3.00%, 06/15/50	1,000	680,643
Series S, 5.00%, 06/15/46	500	501,589
New Jersey Transportation Trust Fund Authority, RB, CAB(a)
Series A, 0.00%, 12/15/35	3,075	1,734,543
Series A, 0.00%, 12/15/38	530	245,690
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31	1,000	990,892
Series A, 5.00%, 12/15/36	1,000	1,023,681
Series D, 5.00%, 12/15/24	250	252,441
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,004,413
New Jersey Turnpike Authority, Refunding RB
Series E, 5.00%, 01/01/29	1,000	1,053,717
Series E, 5.00%, 01/01/32	1,100	1,153,662

		9,328,770

Total Municipal Bonds in New Jersey		13,774,851

New York — 24.1%

County/City/Special District/School District — 7.4%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,399,190
Series C, 4.00%, 08/01/40	1,840	1,704,947
Series D, 5.00%, 12/01/35	500	520,880
Series D, 4.00%, 12/01/41	1,000	913,211
Series F-1, 5.00%, 03/01/43	1,000	1,022,933
Series F-1, 5.00%, 03/01/50	1,000	1,013,442

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York, Refunding GO, Sub-Series F-1, 5.00%, 08/01/27	$380	$398,558
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	928,763
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	319,887
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	263,281
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 5.00%, 05/01/37	1,000	1,011,698
Series A1, 5.00%, 08/01/36	500	517,369
Series A1, 5.00%, 08/01/42	1,000	1,015,195
Subordinate, 4.00%, 05/01/42	1,000	911,140
Series A-1, Subordinate, 4.00%, 08/01/38	1,000	946,426
Series C-1, Subordinate, 5.00%, 02/01/32	2,285	2,491,035
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B-1, 5.00%, 11/01/30	1,400	1,517,170
New York State Urban Development Corp., RB, Class A, 4.00%, 03/15/47	1,000	875,418
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.00%, 05/15/42	665	691,560

		18,462,103

Education — 1.4%
New York State Dormitory Authority, RB 5.00%, 10/01/45	1,500	1,574,693
Series A, 4.00%, 07/01/41	1,000	921,683
Series A, 5.00%, 10/01/48	1,000	1,041,913

		3,538,289

State — 5.8%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series -2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,416,779
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	771,151
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/27	1,000	1,045,443
Series A, 5.00%, 03/15/28	250	264,325
Series A, 4.00%, 03/15/43	500	453,833
Series A, 3.00%, 03/15/51	2,000	1,331,363
Series D, 4.00%, 02/15/47	1,000	887,340
Series E, 5.00%, 03/15/27(c)	500	523,632
Series E, 5.00%, 09/15/28(b)	5	5,336
Series E, 5.00%, 03/15/29	995	1,056,759
Series E, 4.00%, 03/15/39	1,000	937,448
Series E, 3.00%, 03/15/41	1,500	1,128,028
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	1,000	867,269
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/27(c)	600	628,358
Series A, 5.00%, 03/15/39	1,000	1,037,492
Series E, 3.00%, 03/15/47	715	498,519
Series E, 3.00%, 03/15/50	1,130	765,393
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(b)	1,000	1,013,781

		14,632,249

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 5.2%
Metropolitan Transportation Authority, RB
Series A, 4.00%, 11/15/48	$500	$414,289
Series D1, 5.00%, 11/15/44	300	297,794
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,078,630
Series B-1, 5.00%, 11/15/47	1,000	1,015,599
Series D-1, 5.00%, 11/15/34(d)	1,000	1,007,413
Sub-Series C-1, 5.00%, 11/15/34	1,000	1,026,705
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	895,803
Series A-3, 4.00%, 03/15/56	1,000	840,746
Series B, Subordinate, 4.00%, 01/01/50	1,000	847,963
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/32	1,000	1,001,842
Series 194, 5.00%, 10/15/41	835	841,867
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	625	565,022
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,023,756
Series A, 5.00%, 11/15/40	600	603,738
Series B, 5.00%, 11/15/38	1,000	1,021,071
Senior Lien, 5.00%, 11/15/28	415	443,805

		12,926,043

Utilities — 4.3%
New York City Municipal Water Finance Authority, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,010,931
Series DD-1, 4.00%, 06/15/49	1,000	875,321
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 5.00%, 06/15/35	2,500	2,509,478
Series DD, 5.00%, 06/15/39	420	420,672
Series EE, 5.00%, 06/15/36	1,000	1,013,164
New York Power Authority, RB, (AGM), 4.00%, 11/15/52	1,000	851,772
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	1,000	885,781
New York State Environmental Facilities Corp.,
Refunding RB, Series A, Subordinate, 4.00%, 06/15/46	1,475	1,344,760
Utility Debt Securitization Authority, Refunding RB,
Series TE, Restructured, 5.00%, 12/15/41	2,000	2,000,045

		10,911,924

Total Municipal Bonds in New York		60,470,608

North Carolina(a) — 0.2%

Transportation — 0.2%
North Carolina Turnpike Authority, RB, Series B, (AGC), 0.00%, 01/01/34	500	314,044
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/ 49	1,000	261,906

Total Municipal Bonds in North Carolina		575,950

Security	Par (000)	Value

Ohio — 1.7%

Transportation — 0.4%
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/46	$1,000	$1,032,343

Utilities — 1.3%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,050,756
Ohio Water Development Authority Water Pollution
Control Loan Fund, RB, Series A, 5.00%, 12/01/28	2,000	2,093,413

		3,144,169

Total Municipal Bonds in Ohio		4,176,512

Oregon — 0.4%

Transportation — 0.4%
State of Oregon Department of Transportation, Refunding RB, Series A, Subordinate, 4.00%, 11/15/42	1,000	925,927

Pennsylvania — 4.5%

Health — 0.8%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	967,904
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,007,198

		1,975,102

Housing — 0.4%
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, 4.50%, 10/01/38	1,000	979,410

State — 1.6%
Commonwealth of Pennsylvania, GO 5.00%, 10/01/31	1,000	1,087,150
Series 1, 5.00%, 03/15/29	1,000	1,018,643
Series 2, 5.00%, 10/15/26	685	686,394
Commonwealth of Pennsylvania, Refunding GO,
Series 1, 5.00%, 01/01/28	1,105	1,148,936

		3,941,123

Transportation — 1.7%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	129,420
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	256,352
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	1,000	962,495
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,006,451
Series C, 5.00%, 12/01/43	240	240,391
Series 1, Subordinate, 5.00%, 12/01/39	875	909,495
Series A, Subordinate, 4.00%, 12/01/46	425	367,844
Series A, Subordinate, 4.00%, 12/01/50	480	408,568

		4,281,016

Total Municipal Bonds in Pennsylvania		11,176,651

5

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 0.4%

Utilities — 0.4%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	$750	$666,540
Series B, 5.00%, 12/01/51	305	296,656

Total Municipal Bonds in South Carolina		963,196

Tennessee — 0.4%

Transportation — 0.4%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	895,625

Texas — 8.0%

County/City/Special District/School District — 0.8%
County of Williamson Texas, GO, 4.00%, 02/15/26	1,000	1,007,573
Cypress-Fairbanks Independent School District, Refunding GO, Series C, (PSF), 5.00%, 02/15/44	500	500,001
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	578,525

		2,086,099

Education — 0.2%
Board of Regents of the University of Texas System, RB,
Series E, 5.00%, 08/15/27	400	419,649

Health — 0.4%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,002,358

Transportation — 4.8%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,016,841
Series A, Senior Lien, 5.00%, 07/01/25(b)	1,000	1,017,954
Central Texas Turnpike System, RB
Series A, (AMBAC), 0.00%, 08/15/30(a)	270	200,161
Series C, 5.00%, 08/15/37	1,000	981,357
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,048,324
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,229,816
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/35	695	723,339
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	420,116
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,020,672
Series A, 5.00%, 01/01/43	1,815	1,837,666
Series B, 5.00%, 01/01/34	1,000	1,005,054
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	462,416
State of Texas, Refunding GO, Series A, 5.00%, 10/01/24(b)	1,000	1,009,869

		11,973,585

Security	Par (000)	Value

Utilities — 1.8%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	$1,000	$981,485
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	829,027
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	511,693
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,133,328
Series B, 5.00%, 04/15/49	1,000	1,021,320

		4,476,853

Total Municipal Bonds in Texas		19,958,544

Virginia — 1.8%

County/City/Special District/School District — 0.7%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	712,671
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,005,642

		1,718,313

Health — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,000	924,611

Transportation — 0.5%
Virginia Commonwealth Transportation Board, Refunding RB 5.00%, 03/15/27	285	298,046
Series A, 5.00%, 05/15/31	1,000	1,047,440

		1,345,486

Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	514,732

Total Municipal Bonds in Virginia		4,503,142

Washington — 2.0%

Health — 0.8%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	2,000	2,038,543

State — 0.4%
State of Washington, Refunding GO, Series B, 5.00%, 07/01/30	1,000	1,026,923

Transportation — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	1,000	1,039,257
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	838,579

		1,877,836

Total Municipal Bonds in Washington		4,943,302

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.1%

Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	$1,000	$1,006,095

State — 0.7%
State of Wisconsin, Refunding GO 5.00%, 11/01/27	770	806,407
Series 2, 5.00%, 11/01/26	980	1,019,509

		1,825,916

Total Municipal Bonds in Wisconsin		2,832,011

Total Long-Term Investments — 97.9% (Cost: $264,887,202)		245,483,131

	Shares
Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.95%(e)(f)	1,670,680	1,670,680

Total Short-Term Securities — 0.7%
(Cost: $1,670,665)		1,670,680

Total Investments — 98.6%
(Cost: $266,557,867)		247,153,811
Other Assets Less Liabilities — 1.4%		3,544,481

Net Assets — 100.0%		$250,698,292

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,517,079	$—	$(846,246	)(a)	$(195)	$42	$1,670,680	1,670,680	$45,808	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

7

Schedule of Investments (unaudited) (continued) September 30, 2023	iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$245,483,131	$—	$245,483,131
Short-Term Securities
Money Market Funds	1,670,680	—	—	1,670,680

	$1,670,680	$245,483,131	$—	$247,153,811

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAN	State Aid Notes

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	8